Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Schedule of Share Option Activity

 The following table summarizes the share option activity and related information for the six months ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2025	16,157	0.01	8.3	73.4	1,039,402
Granted	—	—	—	—
Forfeited	1,728	0.01	—	73.4
Exercised	3,811	0.01	—	73.4
Outstanding as of June 30, 2025	10,618	0.01	7.8	73.4	705,214
Vested and exercisable as of June 30, 2025	5,296	0.01	7.8	73.4	351,698

The following table summarizes the share option activity and related information for the six months ended June 30, 2026:

	Number of Options	Weighted Average Exercise Price (RMB)	Weighted Average Remaining Term (Years)	Weighted Average Grant Date Fair Value (RMB)	Aggregated Intrinsic Value (RMB)
Outstanding as of January 1, 2026	7,474	0.01	7.3	73.4	165,384
Granted	—	—	—	—
Forfeited	50	0.01	—	73.4
Exercised	4,225	0.01	—	73.4
Outstanding as of June 30, 2026	3,199	0.01	6.8	73.4	40,253
Vested and exercisable as of June 30, 2026	3,199	0.01	6.8	73.4	40,253